Pay vs Performance Disclosure	12 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For further information concerning the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, please see the “Executive Compensation — Compensation Discussion and Analysis” section of this proxy statement.

Pay vs. Performance Table

	Summary Comp Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Comp Table Total for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs(4)	Value of $100 initial investment based on		PANW Net Income (Loss) (in millions)(7)		Annual Billings Growth(8)
Year(1)					PANW TSR(5)	Peer Group TSR(6)
2024	$58,036,875	$105,275,811	$16,323,792	$14,485,907	$380.66	$226.91		$2,577.6	11.0%
2023	$151,425,203	$266,368,755	$12,145,914	$31,768,696	$293.01	$167.84		$439.7	23.1%
2022	$10,410,477	$208,514,831	$8,058,186	$56,805,285	$195.02	$132.31	-$	267.0	37.0%
2021	$23,283,858	$219,731,970	$10,279,163	$54,811,159	$155.93	$140.03	-$	498.9	26.7%

Company Selected Measure Name	annual billings growth
Named Executive Officers, Footnote
(1)	During each of the years presented, our PEO was Nikesh Arora. During fiscal 2024, fiscal 2023 and fiscal 2022, our non-PEO NEOs were Dipak Golechha, William “BJ” Jenkins, Lee Klarich and Nir Zuk. During fiscal 2021, our non-PEO NEOs were Dipak Golechha, Lee Klarich, Amit Singh, Luis Felipe Visoso and Nir Zuk.

Peer Group Issuers, Footnote [Text Block]
(6)	Pursuant to Item 402(v) of Regulation S-K, assumes $100 was invested on July 31, 2020 in the stocks represented by the peer group and reinvestment of dividends. The peer group consists of the S&P 500 Information Technology Index, an independently prepared index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended July 31, 2024.

PEO Total Compensation Amount	$ 58,036,875	$ 151,425,203	$ 10,410,477	$ 23,283,858
PEO Actually Paid Compensation Amount	$ 105,275,811	266,368,755	208,514,831	219,731,970
Adjustment To PEO Compensation, Footnote

   PEO

2024
Total Reported in SCT for the covered fiscal year	$58,036,875
Less, grant date fair value of equity awards reported in SCT for the covered fiscal year	(54,150,353)
Plus, fair value (as of the end of the covered fiscal year) of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	7,487,613
Plus, change in fair value (from the end of the prior fiscal year to the end of the covered fiscal year) of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	81,618,519
Plus, fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718	-
Plus, change in fair value (from the end of the prior fiscal year to the vesting date) of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718	12,272,157
Less, fair value (as of the end of the prior fiscal year) of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718	-
Total Adjustments	47,238,936
Compensation Actually Paid	$105,275,811

Non-PEO NEO Average Total Compensation Amount	$ 16,323,792	12,145,914	8,058,186	10,279,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,485,907	31,768,696	56,805,285	54,811,159
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

    Non-PEO NEOs

2024
Average Total Reported in SCT for the covered fiscal year	$16,323,792
Less, grant date fair value of equity awards reported in SCT for the covered fiscal year	(15,035,601)
Plus, fair value (as of the end of the covered fiscal year) of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	3,311,462
Plus, change in fair value (from the end of the prior fiscal year to the end of the covered fiscal year) of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	8,787,643
Plus, fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718	-
Plus, change in fair value (from the end of the prior fiscal year to the vesting date) of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718	1,098,611
Less, fair value (as of the end of the prior fiscal year) of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718	-
Total Adjustments	(1,837,885)
Average Compensation Actually Paid	$14,485,907

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Annual Billings Growth
Tabular List [Table Text Block]

Financial Performance Measures

●	Annual Billings Growth
●	Annual Revenue Growth
●	Company’s Relative TSR Percentile Rank (how the Company’s TSR compares to the TSRs of the companies that are a component of the S&P 500 Index on the last day of fiscal 2024)
●	Non-GAAP Organic Operating Margin

Total Shareholder Return Amount	$ 380.66	293.01	195.02	155.93
Peer Group Total Shareholder Return Amount	226.91	167.84	132.31	140.03
Net Income (Loss) Attributable to Parent	$ 2,577,600,000	$ 439,700,000	$ 267,000,000.0	$ 498,900,000
Company Selected Measure Amount	0.110	0.231	0.370	0.267
PEO Name	Nikesh Arora	Nikesh Arora	Nikesh Arora	Nikesh Arora
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Billings Growth
Non-GAAP Measure Description [Text Block]
(8)	We have selected annual billings growth as the Company-Selected Measure because we have considered billings to be a key metric used by management to manage our business, and, accordingly, was utilized as a performance measure in the PSUs granted in fiscal 2023 and fiscal 2024. Annual billings growth is the percentage increase in billings in a fiscal year over the billings in the immediately preceding fiscal year. For these purposes, billings is total revenue plus the change in total deferred revenue, net of acquired deferred revenue, during the period.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company’s Relative TSR Percentile Rank (how the Company’s TSR compares to the TSRs of the companies that are a component of the S&P 500 Index on the last day of fiscal 2024)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Organic Operating Margin
Less Grant Date Fair Value Of Equity Awards Reported In S C T For The Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 54,150,353
Less Grant Date Fair Value Of Equity Awards Reported In S C T For The Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,035,601
Plus Fair Value As Of The End Of The Covered Fiscal Year Of Equity Awards Granted In The Covered Fiscal Year That Are Unvested And Outstanding Membern S C T For The Covered Fiscalyear [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,487,613
Plus Change In Fair Value From The End Of The Prior Fiscal Year To The End Of The Covered Fiscal Year Of Equity Awards Granted In Any Prior Fiscal Year That Are Outstanding [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,618,519
Plus Fair Value As Of The Vesting Date Of Equity Awards That Are Granted And Vested In The Covered Fiscal Year Computed In Accordance With A S C Topic 718 [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Plus Change In Fair Value From The End Of The Prior Fiscal Year To The Vesting Date Of Equity Awards Granted [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,272,157
Plus Change In Fair Value From The End Of The Prior Fiscal Year To The Vesting Date Of Equity Awards Granted [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,098,611
Less Fair Value As Of The End Of The Prior Fiscal Year Of Equity Awards Granted [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Less Fair Value As Of The End Of The Prior Fiscal Year Of Equity Awards Granted [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,238,936
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,837,885
Plus Fair Value As Of The End Of The Covered Fiscal Year Of Equity Awards Granted In The Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,311,462
Plus Change In Fair Value From The End Of The Prior Fiscal Year To The End Of The Covered Fiscal Year Of Equity Awards Granted [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,787,643
Plus Fair Value As Of The Vesting Date Of Equity Awards That Are Granted [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)